Schedule of geographic revenue information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 688,607,542	$ 633,079,773	$ 702,095,390
HONG KONG
Disaggregation of Revenue [Line Items]
Total revenues	53,718,192		21,423
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenues	634,482,899	633,022,743	701,995,424
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenues		6,356	41,741
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenues	405,544	50,674	30,508
VIET NAM
Disaggregation of Revenue [Line Items]
Total revenues	$ 907		$ 6,294